Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share capital, reserves and other equity interest [Abstract]
Schedule of Common Stock Outstanding Roll Forward

	Number of Shares	Amount
Outstanding at December 31, 2018	391,250,203	$3,705.2
Shares issued through:
Share-based compensation plans	1,555,989	9.5
Shares repurchased and cancelled	(2,748,352)	(26.1)
Exercise of warrants	45	—
Flow-through share financing	1,132,169	5.9
Cancellation of unexchanged post-amalgamation shares	(119,237)	(1.2)
Outstanding at December 31, 2019	391,070,817	$3,693.3
Shares issued through:
Share-based compensation plans	1,653,361	10.3
Shares repurchased and cancelled (i)	(1,133,561)	(10.7)
Dividend reinvestment plan and share purchase plan (ii)	1,186,205	10.0
Outstanding at December 31, 2020	392,776,822	$3,702.9

Disclosure of number and weighted average exercise prices of share options
The following is a continuity of the changes in the number of stock options outstanding:

	Number	Weighted average exercise price (CAD$)
Outstanding at December 31, 2018	6,655,455	$7.38
Granted	965,876	6.59
Exercised	(1,555,989)	5.93
Expired	(1,600,080)	10.52
Outstanding at December 31, 2019	4,465,262	$6.59
Granted	876,425	7.66
Exercised	(1,653,361)	6.15
Expired	(211,747)	11.02
Outstanding at December 31, 2020	3,476,579	$6.80

Weighted average fair value assumptions used in the Black-Scholes valuation for stock options	The following table presents the weighted average fair value assumptions used in the Black-Scholes valuation:

For options granted in the year ended:	December 31, 2020	December 31, 2019
Weighted average share price at grant date (CAD$)	$7.66	$6.59
Risk-free rate	1.07% - 1.62%	1.32% - 1.68%
Expected dividend yield	1.02%	0.84%
Expected stock price volatility (based on historical volatility)	52%	54%
Expected life of option (months)	42 - 84	42 - 84
Weighted average per share fair value of stock options granted (CAD$)	$3.27	$2.95

Disclosure of number and weighted average remaining contractual life of outstanding share options
Stock options outstanding and exercisable as at December 31, 2020:

	Outstanding			Exercisable
Range of exercise prices (CAD$)	Number of options	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (CAD$)
$3.01 - $5.00	560,000	3.75	2.05	560,000	3.75
$6.01 - $7.00	1,596,265	6.57	4.71	679,852	6.57
$7.01 - $8.00	809,184	7.62	6.02	291	7.07
$8.01 - $9.00	28,571	8.63	6.16	—	—
$9.01 - $10.00	482,559	9.62	3.18	482,559	9.62
	3,476,579	$6.80	4.39	1,722,702	$6.51

Stock options outstanding and exercisable by range of exercise prices
Stock options outstanding and exercisable as at December 31, 2020:

	Outstanding			Exercisable
Range of exercise prices (CAD$)	Number of options	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (CAD$)
$3.01 - $5.00	560,000	3.75	2.05	560,000	3.75
$6.01 - $7.00	1,596,265	6.57	4.71	679,852	6.57
$7.01 - $8.00	809,184	7.62	6.02	291	7.07
$8.01 - $9.00	28,571	8.63	6.16	—	—
$9.01 - $10.00	482,559	9.62	3.18	482,559	9.62
	3,476,579	$6.80	4.39	1,722,702	$6.51

Continuity of the changes in the number of other long-term incentive plans (LTIP) outstanding
The following is a continuity of the changes in the number of other long-term incentive plans ("LTI") outstanding for the years ended December 31, 2020 and 2019:

	Restricted share units ("RSU")	Stock appreciation rights ("SAR")	Deferred share units ("DSU")	Performance share units ("PSU")
Outstanding units, December 31, 2018	1,567,696	509,192	645,413	983,441
Granted	832,366	—	208,882	423,628
Forfeited	(305,300)	(309,566)	—	—
Settled	(427,937)	(108,319)	(165,868)	(324,916)
Outstanding units, December 31, 2019	1,666,825	91,307	688,427	1,082,153
Granted	851,453	—	176,418	475,623
Forfeited	(201,954)	(13,195)	—	(75,892)
Settled	(347,733)	(78,112)	—	(247,866)
Outstanding units, December 31, 2020	1,968,591	—	864,845	1,234,018

Schedule of Earnings (loss) per share

	For the year ended
	December 31, 2020	December 31, 2019
Net earnings	$144.2	$96.1
Weighted average number of common shares outstanding (in thousands)	391,675	390,160
Basic earnings per share	$0.37	$0.25

Dilutive effect of potential common share equivalents (in thousands)	3,187	3,267

Diluted weighted average number of common shares outstanding (in thousands)	394,862	393,427
Diluted earnings per share	$0.37	$0.24

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table lists the equity securities that were excluded from the computation of diluted earnings per share as the exercise price related to these securities exceeded the average market price of the Company's common shares of CAD $10.87 and CAD $7.18 in 2019.

	For the years ended December 31,
(in thousands)	2020	2019
Stock options	—	1,420